Stockholder's Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure	3. Stockholder’s equity The Corporation had 10 outstanding shares at a nominal value as of December 31, 2020.